Supplemental Cash Flow Information (Other Non-cash Items) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of cash flow statement [Line Items]
Employee contributions	$ 4.7	$ 4.7
Distribution of share-based compensation	14.5	15.8
Revision to reclamation for closed sites	0.2	3.3
Interest received	12.6	7.8
Loss on disposal of assets	10.6	1.9
Write down of miscellaneous receivables	4.7	0.0
Reduction of obligation to renounce flow-through exploration expenditures	(2.3)	(0.7)
Other items	(0.1)	(2.5)
Other adjustments for non-cash items	11.0	11.8
Milestone Payments
Disclosure of cash flow statement [Line Items]
Fair value adjustment on contingent consideration	(5.7)	(13.4)
Provision for decommissioning, restoration and rehabilitation cost
Disclosure of cash flow statement [Line Items]
Reclamation expenses	$ 10.6	$ 0.3